UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10065
Investment Company Act File Number
Tax-Managed Small-Cap Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.2%

Security	Shares	Value
Aerospace & Defense — 2.4%
Aerovironment, Inc.(1)	115,930	$3,269,226
KEYW Holding Corp. (The)(1)	85,153	1,240,679

		$4,509,905

Auto Components — 3.4%
Dana Holding Corp.(1)	200,490	$3,592,781
Tenneco, Inc.(1)	68,290	2,822,425

		$6,415,206

Building Products — 3.1%
Armstrong World Industries, Inc.	74,960	$3,044,126
Trex Co., Inc.(1)	121,090	2,818,975

		$5,863,101

Capital Markets — 4.5%
Greenhill & Co., Inc.	37,570	$2,608,109
Lazard, Ltd., Class A	72,880	3,040,554
Stifel Financial Corp.(1)	45,900	2,944,944

		$8,593,607

Chemicals — 3.2%
Kraton Performance Polymers, Inc.(1)	99,810	$3,133,036
NewMarket Corp.	23,120	2,933,003

		$6,066,039

Commercial Banks — 3.8%
PrivateBancorp, Inc.	70,720	$1,086,967
SVB Financial Group(1)	55,430	2,908,412
Texas Capital Bancshares, Inc.(1)	43,010	1,049,014
Webster Financial Corp.	93,490	2,139,051

		$7,183,444

Commercial Services & Supplies — 2.3%
Team, Inc.(1)	166,894	$4,265,811

		$4,265,811

Communications Equipment — 2.6%
Brocade Communications Systems, Inc.(1)	516,450	$2,912,778
Sycamore Networks, Inc.	94,600	1,973,356

		$4,886,134

Computers & Peripherals — 1.4%
Quantum Corp.(1)	1,019,420	$2,742,240

		$2,742,240

Construction & Engineering — 1.7%
Shaw Group, Inc. (The)(1)	84,060	$3,174,946

		$3,174,946

Distributors — 1.6%
LKQ Corp.(1)	124,190	$3,000,430

		$3,000,430

Electronic Equipment, Instruments & Components — 2.1%
Elster Group SE ADR(1)	49,740	$791,363
National Instruments Corp.	74,810	3,165,211

		$3,956,574

Security	Shares	Value
Energy Equipment & Services — 3.3%
Patterson-UTI Energy, Inc.	134,830	$3,146,932
Tidewater, Inc.	51,860	3,085,152

		$6,232,084

Food Products — 4.0%
Corn Products International, Inc.	62,540	$2,884,970
Flowers Foods, Inc.	110,750	2,794,223
Mead Johnson Nutrition Co., Class A	31,930	1,850,982

		$7,530,175

Health Care Equipment & Supplies — 2.4%
Analogic Corp.	33,040	$1,687,353
West Pharmaceutical Services, Inc.	72,620	2,904,074

		$4,591,427

Health Care Providers & Services — 3.0%
Owens & Minor, Inc.	98,010	$2,894,235
VCA Antech, Inc.(1)	124,440	2,852,165

		$5,746,400

Hotels, Restaurants & Leisure — 1.4%
WMS Industries, Inc.(1)	62,570	$2,624,811

		$2,624,811

Household Durables — 1.9%
Tempur-Pedic International, Inc.(1)	80,910	$3,530,912

		$3,530,912

Household Products — 1.5%
Church & Dwight Co., Inc.	40,900	$2,814,329

		$2,814,329

Insurance — 1.5%
Hanover Insurance Group, Inc. (The)	60,560	$2,864,488

		$2,864,488

IT Services — 1.5%
Euronet Worldwide, Inc.(1)	159,620	$2,919,450

		$2,919,450

Life Sciences Tools & Services — 1.6%
Bruker Corp.(1)	178,020	$3,115,350

		$3,115,350

Machinery — 7.1%
Astec Industries, Inc.(1)	81,266	$2,446,107
Badger Meter, Inc.	30,630	1,255,524
Kadant, Inc.(1)	67,410	1,426,396
RBC Bearings, Inc.(1)	48,446	1,684,467
Tennant Co.	84,930	3,426,076
Valmont Industries, Inc.	34,480	3,204,571

		$13,443,141

Media — 3.0%
IMAX Corp.(1)	110,080	$2,816,947
John Wiley & Sons, Inc., Class A	62,550	2,874,173

		$5,691,120

Metals & Mining — 0.8%
Compass Minerals International, Inc.	15,970	$1,467,164

		$1,467,164

Security	Shares	Value
Multiline Retail — 1.5%
Big Lots, Inc.(1)	89,850	$2,856,331

		$2,856,331

Oil, Gas & Consumable Fuels — 9.7%
Brigham Exploration Co.(1)	105,230	$3,115,860
Cabot Oil & Gas Corp.	76,380	3,179,700
James River Coal Co.(1)	132,320	2,975,215
NAL Energy Corp.	223,260	2,882,860
Rosetta Resources, Inc.(1)	117,620	4,698,919
SM Energy Co.	25,220	1,567,675

		$18,420,229

Professional Services — 2.2%
Kelly Services, Inc., Class A(1)	208,037	$4,093,128

		$4,093,128

Real Estate Investment Trusts (REITs) — 1.4%
American Campus Communities, Inc.	41,370	$1,337,906
Mid-America Apartment Communities, Inc.	20,700	1,319,625

		$2,657,531

Real Estate Management & Development — 1.5%
Forestar Real Estate Group, Inc.(1)	149,241	$2,784,837

		$2,784,837

Road & Rail — 1.6%
Genesee & Wyoming, Inc., Class A(1)	57,790	$2,990,632

		$2,990,632

Semiconductors & Semiconductor Equipment — 4.5%
Cirrus Logic, Inc.(1)	190,660	$4,009,580
Cypress Semiconductor Corp.(1)	209,860	4,543,469

		$8,553,049

Software — 3.5%
Mentor Graphics Corp.(1)	270,560	$3,445,582
Parametric Technology Corp.(1)	145,980	3,245,135

		$6,690,717

Specialty Retail — 1.5%
Jo-Ann Stores, Inc.(1)	46,760	$2,821,031

		$2,821,031

Thrifts & Mortgage Finance — 1.7%
BankUnited, Inc.(1)	67,300	$1,884,400
MGIC Investment Corp.(1)	151,710	1,272,847

		$3,157,247

Total Common Stocks (identified cost $149,367,762)		$178,253,020

Private Placements — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Nevada Pacific Mining Co.(1)(2)(3)	80,000	$0

Total Private Placements (identified cost $80,000)		$0

Special Warrants — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$0

Total Special Warrants (identified cost $480,000)		$0

Short-Term Investments — 4.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(4)	$8,305	$8,304,778

Total Short-Term Investments (identified cost $8,304,778)		$8,304,778

Total Investments — 98.6% (identified cost $158,232,540)		$186,557,798

Other Assets, Less Liabilities — 1.4%		$2,666,503

Net Assets — 100.0%		$189,224,301

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Restricted security.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $2,380.

The Portfolio did not have any open financial instruments at January 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$158,434,255

Gross unrealized appreciation	$30,787,215
Gross unrealized depreciation	(2,663,672)

Net unrealized appreciation	$28,123,543

Restricted Securities

At January 31, 2011, the Portfolio owned the following securities (representing 0.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$0

			$80,000	$0

Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$0

			$480,000	$0

Total Restricted Securities				$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$178,253,020	$—	$—	$178,253,020
Private Placements	—	—	0	0
Special Warrants	—	—	0	0
Short-Term Investments	—	8,304,778	—	8,304,778

Total Investments	$178,253,020	$8,304,778	$0	$186,557,798

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

There was no activity in investments valued based on Level 3 inputs during the fiscal year to date ended January 31, 2011 to require a reconciliation of Level 3 investments. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Small-Cap Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: March 24, 2011